Business Combinations - Schedule of Cash Flow on Acquisitions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Net cash outflow	£ (39)	£ (171)	£ (228)
Goodwill	2,437	2,434
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Cash - current year acquisitions	(1)	(152)	(223)
Cash and cash equivalents acquired	0	4	13
Deferred payments for prior year acquisitions and other items	(38)	(23)	(18)
Net cash outflow	(39)	(171)	(228)
Intangible assets	1	117	110
Deferred tax asset	0	0	8
Trade and other receivables	0	8	8
Cash and cash equivalents	0	4	13
Trade and other liabilities	0	(7)	(26)
Deferred tax liabilities	0	(31)	(22)
Net assets acquired	1	91	91
Goodwill	1	61	204
Total	2	152	295
Cash consideration	1	152	223
Contingent or deferred consideration	1	0	41
Fair value of existing investment	0	0	31
Total consideration	£ 2	£ 152	£ 295